Condensed Consolidated Statement Of Changes In Mezzanine Equity And Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Registered Direct Offering Series 7 Preferred Stock	Registered Direct Offering Series 8 Preferred Stock	Registered Direct Offering Series 4 Convertible Preferred Stock	Registered Direct Offering Series 5 Convertible Preferred Stock	Registered Direct Offering Common Stock	Registered Direct Offering Additional Paid-In Capital	Registered Direct Offering Treasury Stock	Registered Direct Offering Accumulated Other Comprehensive Income (Loss)	Registered Direct Offering Accumulated Deficit	Registered Direct Offering Non- Controlling Interest	Registered Direct Offering	Game Your Game Series 7 Preferred Stock	Game Your Game Series 4 Convertible Preferred Stock	Game Your Game Series 5 Convertible Preferred Stock	Game Your Game Common Stock	Game Your Game Additional Paid-In Capital	Game Your Game Treasury Stock	Game Your Game Accumulated Other Comprehensive Income (Loss)	Game Your Game Accumulated Deficit	Game Your Game Non- Controlling Interest	Game Your Game	Visualix Series 7 Preferred Stock	Visualix Series 4 Convertible Preferred Stock	Visualix Series 5 Convertible Preferred Stock	Visualix Common Stock	Visualix Additional Paid-In Capital	Visualix Treasury Stock	Visualix Accumulated Other Comprehensive Income (Loss)	Visualix Accumulated Deficit	Visualix Non- Controlling Interest	Visualix	Series 7 Preferred Stock	Series 8 Preferred Stock	Series 4 Convertible Preferred Stock	Series 8 Preferred Stock	Series 8 Common Stock	Series 8 Additional Paid-In Capital	Series 8 Treasury Stock	Series 8 Accumulated Other Comprehensive Income (Loss)	Series 8 Accumulated Deficit	Series 8 Non- Controlling Interest	Series 7 Preferred Stock	Series 7 Common Stock	Series 7 Additional Paid-In Capital	Series 7 Treasury Stock	Series 7 Accumulated Other Comprehensive Income (Loss)	Series 7 Accumulated Deficit	Series 7 Non- Controlling Interest	Series 5 Convertible Preferred Stock	Series 7 Preferred Stock	Series 7 Common Stock	Series 7 Additional Paid-In Capital	Series 7 Treasury Stock	Series 7 Accumulated Other Comprehensive Income (Loss)	Series 7 Accumulated Deficit	Series 7 Non- Controlling Interest	Preferred Stock	Common Stock Public Offering	Common Stock	Additional Paid-In Capital Public Offering	Additional Paid-In Capital		Treasury Stock Public Offering	Treasury Stock	Accumulated Other Comprehensive Income (Loss) Public Offering	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit Public Offering	Accumulated Deficit	Non- Controlling Interest Public Offering	Non- Controlling Interest	Public Offering	Total
Balance beginning at Dec. 31, 2020																																																											$ 1		$ 225,665			$ (695)		$ 660		$ (180,992)		$ 41		$ 44,680
Balance beginning (in Shares) at Dec. 31, 2020																																		1															126										779,964					(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																													10,880											10,880
Common shares issued for extinguishment of debt																																																													2,500											2,500
Common shares issued for extinguishment of debt (in Shares)																																																											23,615
Common shares issued for cashless stock options exercised
Common shares issued for cashless stock options exercised (in Shares)																																																											73													277,000
Common shares issued for net proceeds from warrants exercised																																																													3,779											$ 3,779
Common shares issued for net proceeds from warrants exercised (in Shares)																																																											420,071
Preferred Stock issued for cash																																$ 46,034
Preferred Stock issued for cash (in Shares)																																58,750
Series 7 Preferred Stock converted to common stock																																$ (9,500)																		$ 9,500		$ 9,500
Series 7 Preferred Stock converted to common stock (in Shares)																																(9,500)																			101,334
Accrete Discount – Series 7 Preferred Shares																																$ 8,161																									$ (8,161)				(8,161)
Restricted stock grants forfeited
Restricted stock grants forfeited (in Shares)																																																											(6,538)
Common shares issued for CXApp earnout																$ 1,403				$ 2,472	$ 3,875					$ 429					$ 429																												$ 1		9,999											10,000
Common shares issued for CXApp earnout (in Shares)															15,722										4,928																																		117,995
Common shares issued for restricted stock grants
Common shares issued for restricted stock grants (in Shares)																																																											62,308
Taxes paid on stock based compensation																																																													(1,858)											(1,858)
Preferred shares issued in public offering																																																													4,551											4,551
Common shares issued for registered direct offering						$ 74,074					$ 74,074
Common shares issued for registered direct offering (in Shares)					210,668
Cumulative translation adjustment																																																																		(616)		(162)		150		(628)
Net income (loss)																																																																				(69,155)		(975)		(70,130)
Balance at ending at Dec. 31, 2021																																$ 44,695																											$ 2		332,761			$ (695)		44		(250,309)		1,688		83,491
Balance at ending (in Shares) at Dec. 31, 2021																																49,250		1															126										1,730,140					(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																													1,533											1,533
Common shares issued for extinguishment of debt																																																													1,500											$ 1,500
Common shares issued for extinguishment of debt (in Shares)																																																											57,472													57,472
Preferred Stock issued for cash																																	$ 41,577		$ 5,329		$ 5,329
Preferred Stock issued for cash (in Shares)																																	53,197.72
Accrete Discount – Series 7 Preferred Shares																																4,555										$ (4,555)		$ (4,555)
Accrete Discount – Series 8 Preferred Shares																																	548		(548)		(548)
Deemed dividend for the modification related to Series 8 Preferred Stock																																	2,627																												(2,627)											$ (2,627)
Deemed contribution for the modification related to warrants issued in connection with Series 8 Preferred Stock																																	(1,469)																												1,469											1,469
Amortization premium – modification related to Series 8 Preferred Stock																																	(110)																												110											110
Preferred redeemed for cash																																$ (49,250)
Preferred redeemed for cash (in Shares)																																(49,250)
Restricted stock grants withheld for taxes																																																													(336)											(336)
Restricted stock grants withheld for taxes (in Shares)																																																											(12,802)
Common shares issued for CXApp earnout																																																													3,697											3,697
Common shares issued for CXApp earnout (in Shares)																																																											144,986
Common shares issued for exchange of warrants
Common shares issued for exchange of warrants (in Shares)																																																											184,153
Cumulative translation adjustment																																																																		(102)		(15)		15		(102)
Net income (loss)																																																																				(11,211)		(346)		(11,557)
Balance at ending at Mar. 31, 2022																																	$ 43,173																										$ 2		338,333			$ (695)		(58)		(261,535)		1,357		77,404
Balance at ending (in Shares) at Mar. 31, 2022																																	53,197.72	1															126										2,103,949					(1)
Balance beginning at Dec. 31, 2021																																$ 44,695																											$ 2		332,761			$ (695)		44		(250,309)		1,688		83,491
Balance beginning (in Shares) at Dec. 31, 2021																																49,250		1															126										1,730,140					(1)
Net income (loss)																																																																								(31,887)
Balance at ending at Jun. 30, 2022																																	$ 48,158																										$ 2		334,589			$ (695)		598		(281,463)		956		53,987
Balance at ending (in Shares) at Jun. 30, 2022																																	53,197.7234	1															126										2,139,011					(1)
Balance beginning at Dec. 31, 2021																																$ 44,695																											$ 2		332,761			$ (695)		44		(250,309)		1,688		83,491
Balance beginning (in Shares) at Dec. 31, 2021																																49,250		1															126										1,730,140					(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																													3,656											3,656
Common shares issued for extinguishment of debt																																																													3,650											$ 3,650
Common shares issued for extinguishment of debt (in Shares)																																																											287,802
Common shares issued for cashless stock options exercised (in Shares)
Preferred Stock issued for cash																																	$ 41,577		5,329		5,329
Preferred Stock issued for cash (in Shares)																																	53,198
Accrete Discount – Series 7 Preferred Shares																																4,555										$ (4,555)		$ (4,555)
Accrete Discount – Series 8 Preferred Shares																																	13,090		(13,090)		$ (13,090)
Deemed dividend for the modification related to Series 8 Preferred Stock																																	2,627																												(2,627)											$ (2,627)
Deemed contribution for the modification related to warrants issued in connection with Series 8 Preferred Stock																																	(1,469)																												1,469											1,469
Amortization premium – modification related to Series 8 Preferred Stock																																	(2,627)																												2,627											2,627
Preferred redeemed for cash																																$ (49,250)
Preferred redeemed for cash (in Shares)																																(49,250)
Preferred Stock redeemed for cash																																	$ (53,198)
Preferred Stock redeemed for cash (in Shares)																																	(53,198)
Restricted stock grants withheld for taxes																																																													(336)											(336)
Restricted stock grants withheld for taxes (in Shares)																																																											(12,802)
Common shares issued for CXApp earnout																																																													3,697											3,697
Common shares issued for CXApp earnout (in Shares)																																																											144,986
Common shares issued for exchange of warrants
Common shares issued for exchange of warrants (in Shares)																																																											184,153
Common shares issued for net proceeds from warrants																																																											$ 1													1
Common shares issued for net proceeds from warrants (in Shares)																																																											930,990
Common shares issued for share rights
Common shares issued for share rights (in Shares)																																																											52,513
Common shares issued for registered direct offering					$ 1	$ 14,087					$ 14,088
Common shares issued for registered direct offering (in Shares)					253,112
Cumulative translation adjustment																																																																		1,017		(36)		38		1,019
Net income (loss)																																																																				(63,394)		(2,910)		(66,304)
Balance at ending at Dec. 31, 2022																																																											$ 4		346,668			$ (695)		1,061		(313,739)		(1,184)		32,115
Balance at ending (in Shares) at Dec. 31, 2022																																		1															126										3,570,894					(1)
Balance beginning at Mar. 31, 2022																																	$ 43,173																										$ 2		338,333			$ (695)		(58)		(261,535)		1,357		77,404
Balance beginning (in Shares) at Mar. 31, 2022																																	53,197.72	1															126										2,103,949					(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																													741											$ 741
Common shares issued for extinguishment of debt (in Shares)																																																																								35,062
Common shares issued for cashless stock options exercised																																																													500											$ 500
Common shares issued for cashless stock options exercised (in Shares)																																																											35,062
Preferred Stock issued for cash
Accrete Discount – Series 8 Preferred Shares																																	6,236																												(6,236)											(6,236)
Deemed contribution for the modification related to warrants issued in connection with Series 8 Preferred Stock
Amortization premium – modification related to Series 8 Preferred Stock																																	(1,251)
Restricted stock grants withheld for taxes																																																													1,251											1,251
Cumulative translation adjustment																																																																		656		(56)		57		657
Net income (loss)																																																																				(19,872)		(458)		(20,330)
Balance at ending at Jun. 30, 2022																																	$ 48,158																										$ 2		334,589			$ (695)		598		(281,463)		956		53,987
Balance at ending (in Shares) at Jun. 30, 2022																																	53,197.7234	1															126										2,139,011					(1)
Balance beginning at Dec. 31, 2022																																																											$ 4		346,668			$ (695)		1,061		(313,739)		(1,184)		32,115
Balance beginning (in Shares) at Dec. 31, 2022																																		1															126										3,570,894					(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																													329											329
Deconsolidation of CXApp business as result of spin off																																																														[1]										(24,230)
Common shares issued for extinguishment of debt																																																											$ 1		1,425											$ 1,426
Common shares issued for extinguishment of debt (in Shares)																																																											1,547,234													1,547,234
Common shares issued for net cash proceeds of a public offering																																																										$ 10		$ 14,956											$ 14,966
Common shares issued for net cash proceeds of a public offering (in Shares)																																																										9,655,207
Common shares issued for net proceeds from warrants exercised																																																											$ 1													$ 1
Common shares issued for net proceeds from warrants exercised (in Shares)																																																											1,380,000
Common shares issued for exchange of warrants
Common shares issued for exchange of warrants (in Shares)																																																											324,918
Cumulative translation adjustment																																																																		(1,259)		26		(17)		(1,250)
Net income (loss)																																																																				(16,873)		(305)		(17,178)
Balance at ending at Mar. 31, 2023																																																											$ 16		339,148			$ (695)		(198)		(330,586)		(1,506)		6,179
Balance at ending (in Shares) at Mar. 31, 2023																																		1															126										16,478,253					(1)
Balance beginning at Dec. 31, 2022																																																											$ 4		346,668			$ (695)		1,061		(313,739)		(1,184)		$ 32,115
Balance beginning (in Shares) at Dec. 31, 2022																																		1															126										3,570,894					(1)
Common shares issued for cashless stock options exercised (in Shares)
Net income (loss)																																																																								$ (24,507)
Balance at ending at Jun. 30, 2023																																																											$ 43		346,799			$ (695)		(189)		(337,555)		(1,866)		6,537
Balance at ending (in Shares) at Jun. 30, 2023																																		1															126										43,154,195					(1)
Balance beginning at Mar. 31, 2023																																																											$ 16		339,148			$ (695)		(198)		(330,586)		(1,506)		6,179
Balance beginning (in Shares) at Mar. 31, 2023																																		1															126										16,478,253					(1)
Stock options and restricted stock awards granted to employees and consultants for services																																																													241											241
Common shares issued for extinguishment of debt																																																											$ 7		2,013											2,020
Common shares issued for extinguishment of debt (in Shares)																																																											7,349,420
Common shares issued for net cash proceeds of a public offering																																																											$ 20		5,397											5,417
Common shares issued for net cash proceeds of a public offering (in Shares)																																																											19,326,522
Cumulative translation adjustment																																																																		9		(3)		3		9
Net income (loss)																																																																				(6,966)		(363)		(7,329)
Balance at ending at Jun. 30, 2023																																																											$ 43		$ 346,799			$ (695)		$ (189)		$ (337,555)		$ (1,866)		$ 6,537
Balance at ending (in Shares) at Jun. 30, 2023																																		1															126										43,154,195					(1)

[1]	The accompanying notes are an integral part of these Condensed Consolidated Financial Statements